Subsequent Events (Details) - Subsequent Event [Member]	Apr. 11, 2024 $ / shares shares
Subsequent Events [Line Items]
Authorized share capital	50,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital	50,000
Authorized capital	9,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.005
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital	50,000
Authorized capital	1,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.005